FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21782

Exact Name of registrant as                  Small Cap Value Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
							   Suite #101
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
							   Suite #101
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31

Date of reporting period:                    03/31/08



























Item 1.  Schedule of Investments

SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS
March 31, 2008

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

COMMON STOCKS ? 93.7%

Capital Goods ? 24.17%
   Arkansas Best 				43610  	1,389,415
   Freightcar America Inc.			31000  	1,063,300
   H & E Equipment Services               29005         364,593
   Insteel Industries			34600		  402,398
   Louisiana-Pacific			51330         471,209
   Pacer International Inc.               27000         443,610
   Universal Forest Products              43700       1,407,140
   USG Corp                               15000         552,300
						        -------
							6,093,965
Consumer Discretionary ? 29.33%
   BeBe Stores                            71710         770,883
   Builders First Source                 146313       1,062,232
   Building Materials Holding Corp     169800         743,724
   Charlotte Russe                        41000         710,940
   Dress Barn                             43700         565,478
   Finish Line                           196100         933,436
   Kenneth Cole Productions               44855         759,844
   K-Swiss Inc                            21935         347,012
   Steven Madden                          58150         996,110
   Skechers USA Inc                       24870         502,623
                                                        -------
                                                      7,392,282
Consumer Staples ? 9.68%
   Mesa Air Group		         291280         684,508
   Express Jet Holdings                  667775       1,756,248
                                                        -------
                                                      2,440,756
Energy ? 14.64%
   Aventine Renewable Energy             142000         738,400
   Pioneer Drilling                       55030         876,628
   Patterson-UTI Energy                   23350         611,303
   Western Refining Inc.		     108655       1,463,583
                                                        -------
                                                      3,689,914

- Continued -








SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
March 31, 2008

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

Healthcare/Pharmaceutical ? 9.31%
   Odyssey HealthCare			     126080       1,134,720
   Viro Pharma Inc.    			     135470       1,211,102
                                                        -------
                                                      2,345,822
Technology/Telecom ? 6.57%
   China BAK Battery			     142200         536,094
   Cogent					39000         367,770
   Rackable Systems			      82500	        752,400
                                                        -------
						      1,656,264


Total Common Stocks  (cost $32,002,123)		     23,619,001

SHORT-TERM INVESTMENTS ? 6.30%
   Cash Less Debits                $1,588,889         1,588,889
                                                       --------

   Total short-term investments (cost $1,588,889)     1,588,889
                                                       --------

Total investment securities-100.00%(cost$33,591,012) 25,207,891

                                                       --------

Net assets - 100.00%                                $25,207,891
                                                   ============















THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.

NOTES TO FINANCIAL STATEMENTS

Investment Transactions ? Purchases and Sales of investment securities (excluding money market funds) for the three months ended March 31, 2008 were $2,246,751 and $0, respectively. At the end of the period, net unrealized depreciation for Federal Income tax purposes aggregated ($8,383,122), of which $311,709 related to unrealized appreciation of securities and ($8,694,831) related to unrealized depreciation of securities. The cost of investments at March 31, 2008 for Federal Income tax purposes was $32,002,122, excluding short term investments.


Item 2.  Controls and Procedures


a)	Laura S. Adams is the President and Treasurer of the Fund and has
concluded that the Registrant?s disclosure controls and
procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure
required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the
Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.
b)	There were no changes in the Registrant?s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant?s last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant?s internal control over financial reporting.



















Item 3.  Exhibits



Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Small Cap Value Fund, Inc.

                                             By /s/ Laura S. Adams
                                           -------------------------
                                                    Laura S. Adams
                                                    President

Date:  04/28/2008






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Small Cap Value Fund, Inc.

                                             By /s/ Laura S. Adams
                                         -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  04/28/2008